Impairments (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Impairment Assets [Line Items]
Impairment of assets	$ 1	$ 9
South Africa [Member] | Savuka [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	1	0
Continental Africa [Member] | Iduapriem [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	8
Continental Africa [Member] | Geita [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	$ 0	$ 1